Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Revenues by Geographic Area Based on the Countries in Which the Customer is Located (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from External Customer [Line Items]
Revenues by geographic area	$ 10,478,550	$ 8,570,070	$ 7,487,564
Singapore [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	5,228,044	3,407,171	3,486,682
Israel [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	1,316,832	869,824	752,121
Malaysia [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	1,126,294	1,130,439	1,178,936
Vietnam [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	675,186	534,472	294,146
Republic of Marshall Islands [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	428,251	376,457	265,403
Thailand [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	295,814	625,178	576,644
Indonesia [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	398,979	816,023	566,769
Republic of China [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	239,124	56,500	134,238
Others [Member]
Revenue from External Customer [Line Items]
Revenues by geographic area	$ 770,026	$ 754,006	$ 232,625